Risk management	9 Months Ended
Sep. 30, 2023
Risk management
Risk management

29.Risk management

29.1Exchange rate risk

The Group operates both in the local (Colombia) and international markets, for this reason, it is exposed to exchange rate risk, to a greater extent due to fluctuations in exchange rates, especially the peso/US dollar rate.

As of September 30, 2023, the Colombian peso appreciated 15.73% from a closing rate of $4,810.20 on December 31, 2022, to $4,053.72 pesos per dollar. When the Colombian peso depreciates, export revenues, when converted to pesos, increase, and imports and foreign debt service become more expensive.

The book values of financial assets and liabilities denominated in foreign currency are presented in the following table:

	September 30,	December 31,
(USD$ Millions)	2023	2022
	(Unaudited)
Cash and cash equivalents	765	615
Other financial assets	1,063	955
Trade receivables and payables	(608)	(392)
Loans and borrowings	(18,388)	(16,113)
Other assets and liabilities	98	202
Net liability position	(17,070)	(14,733)

Of the total net position, USD$(16,215) million correspond to net liabilities of companies with Colombian peso functional currency, of which USD$(16,563) correspond to loans used as hedging instruments whose valuation is recognized in other comprehensive income, the exchange difference valuation of the remaining net assets for USD$(348) million affects the statement of profit and loss. Likewise, USD$(855) million of the net position correspond to monetary assets and liabilities of Group companies with a functional currency other than the Colombian peso, whose valuation is recognized in the profit or loss statement.

29.2	Sensitivity analysis for exchange rate risk

The following is the effect that a variation of 1% and 5% would have in the exchange rate of Colombian pesos against the U.S. United States dollar, related to the exposure of financial assets and liabilities in foreign currency as of September 30, 2023:

Scenario / variation in the	Effect on income	Effect on other
exchange rate	before taxes +/–	comprehensive income +/
1%	24,385	796,716
5%	121,925	3,983,580

29.3Cash flow hedge for future exports

In 2022 and 2021, were designated USD$4,340 million as a hedging instrument for its future revenues from crude oil exports, for the period 2022 – 2030; in accordance with IFRS 9 – Financial Instruments. During 2023, USD$1,925 million were designated; as of September 30, 2023, the balance of the hedging is USD$6,265 million.

The following is the movement of this non-derivative hedging instrument:

	September 30,	December 31,
(USD$ Millions)	2023	2022
	(Unaudited)
Opening balance	5,572	4,972
Reassignment of hedging instruments	227	1,879
Realized exports	(227)	(1,879)
Designation of new hedges	693	600
Closing balance	6,265	5,572

The following is the movement in the other comprehensive income:

	September 30,	December 31,
	2023	2022
	(Unaudited)
Opening balance	(2,473,999)	(945,250)
Exchange difference	3,760,813	(4,317,263)
Realized exports (Note 22)	480,231	1,143,287
Ineffectiveness	18,998	6,625
Deferred tax (Note 10)	(1,980,061)	1,638,602
Closing balance	(194,018)	(2,473,999)

The expected reclassification of exchange differences accumulated in other comprehensive income to profit or loss is as follows:

Year	Before taxes	Taxes	After taxes
2023 (Oct-Dec)	24,860	(10,847)	14,013
2024	94,236	(43,853)	50,383
2025	93,139	(43,343)	49,796
2026	90,478	(42,104)	48,374
2027	(7,208)	3,354	(3,854)
2028	(7,420)	3,453	(3,967)
2029	(7,748)	3,606	(4,142)
2030	17,937	(8,347)	9,590
2031	30,771	(14,319)	16,452
2032	30,097	(14,006)	16,091
2033	2,397	(1,115)	1,282
	361,539	(167,521)	194,018

29.4Hedge of a net investment in a foreign operation

The Board of Directors approved the application of hedge accounting of net investment from September 8, 2016. The measure seeks to reduce the volatility of non-operating income due to the exchange difference. The hedge of a net investment applies to a portion of the investments the Company has in foreign currency, in this case in subsidiaries with the US dollars as their functional currency, using as hedging instrument a portion of the Company’s debt denominated in U.S. dollars.

As of September 30, 2023, the total hedged balance is USD$10,298 million, which includes: i) Ecopetrol S.A. USD$10,100 million and ii) ISA Colombia for USD$198 million in hedge of net investment in the companies ISA REP, ISA Perú, Consorcio Transmantaro (CTM) and Proyectos de Infrastructura del Perú (PDI).

The following is the movement in the other comprehensive income:

	September 30,	December 31,
	2023	2022
	(Unaudited)
Opening balance	9,354,071	4,366,336
Exchange difference	(6,573,497)	7,526,124
Deferred tax	2,213,355	(2,538,389)
Closing balance	4,993,929	9,354,071

29.5Commodity Price risk

The price risk of raw materials is associated with the Group’s operations, both exports and imports of crude oil, natural gas, and refined products. To mitigate this risk, the Group has implemented hedges to partially protect the results from price fluctuations, considering that part of the financial exposure under contracts for the purchase of crude oil and refined products depends on the international oil prices.

The risk of such exposure is partially hedged in a natural way, as an integrated Group (with operations in the exploration and production, transportation and logistics and refining segments) and carries out both crude exports at international market prices and sales of refined products at prices correlated with international prices.

The Group has a policy for the execution of (strategic and tactical) hedges and implemented processes, procedures, and controls for their management.

The main purpose of the strategic hedging program is to protect the Group’s consolidated financial statements from the volatility of market variables in each period, to protect income and thus cash flow. During 2022, a hedging plan was executed to protect the cash against low price scenarios below the budget base price, in this sense, put options were purchased. There is not balance of these financial instruments as of September 30, 2023, and December 31, 2022.

On the other hand, tactical hedges allow to capture value in trading operations and Asset Backed Trading (ABT), thereby mitigating the market risk of specific operations. In the trading activity, commitments in physical spot and forward contracts could represent an exposure to commodity price risk, in particular the risk associated with the volatility of the price of crude oil and refined products. Although this exposure is part of the natural risk of the production, refining, and marketing activity made by Ecopetrol, sometimes marketing, to maximize value capture, can concentrate the exposure to risk in terms of time and/or or indicator that differs from the Company’s natural price risk profile.

As of the date of this report, Ecopetrol Business Group recognizes a total net asset position in swaps for $12,619 (December 2022: asset $41,316). These transactions with financial derivatives are recognized under cash flow hedge accounting.

29.6Risk and opportunities related to climate

The Ecopetrol Business Group made progress in the process of identifying and assessing physical and transition climate risks, considering short, medium, and long-term climate scenarios. Physical and transition risks are often seen as opposites. The greatest transition risks are associated with the most aggressive reduction policies, with the goal of reaching net zero emissions, while the physical risks are greater in the lax policy scenarios, in which the increase in emissions is expected to cause more extreme weather events. For this reason, the IEA (International Energy Agency), the IPCC (Intergovernmental Panel on Climate Change), and the SSP (Shared Socioeconomic Pathways) have developed multiple future climate scenarios that reflect a series of political decisions and climate outcomes.

●	Physical risks: related to the Company’s exposure and vulnerability to the impacts of climate change and climate variability in Colombia, which could affect the availability of water and increase the exposure of assets and operations to possible damage.
o	For the case of Ecopetrol S.A., the Company executed the analysis and the identification of seven (7) physical risks related to chronic threats (drought and thermal stress) and acute threats (precipitation, coastal flooding, fluvial flooding, fires, and winds) at 95 points associated with the company’s main assets. The modeling was carried out through Cervest’s EarthScan platform, using the following IPCC scenarios: (i) scenario aligned with the objective of the Paris Agreement (SSP1-RCP2.6), (ii) scenario peak emissions in 2040 (SSP2- RCP4.5), and (iii) business as usual scenario (SSP5- RCP8.5). EarthScan uses regional climate models with diverse data sets to analyze the physical vulnerability of assets, relative to the potential impact of climate hazards. The probability and severity of climatic events are estimated up to 2100.

In addition, there is a vulnerability analysis for climate variability scenarios associated with the “El Niño” phenomena and its opposite phase “La Niña”. The frequency and intensity of these phenomena have been increasing in Colombian territory.

●	Transition risk: related to the challenges that the company has identified to move towards a low-carbon, sustainable and competitive operation. The following are the identified risks:
o	Regulatory risk, associated with regulatory changes that may directly affect the Company in the short and medium term. Among the regulatory changes, the following can be highlighted: (i) new information requirements for the application or modification of current and future licenses (GHG emissions, vulnerability and climate risks analysis, adaptation measures, among others), of which Ecopetrol Business Group could not have the information available, (ii) new regulations for the detection and repair of leaks, flaring, and venting of gas, (iii) disclosure requirements on environmental and social matters by the Financial Superintendence of Colombia, (iv) new requirements for project verification, (v) greater limitations on the use of offsetting to meet decarbonization goals, among others.
o	Legal risk, associated with the negative reactions and lawsuits against the climate action of Ecopetrol Business Group
o	Risk of assets trapped in the traditional business of hydrocarbon production, transportation, and refining, considering factors such as fuel demand prospects and asset profit horizons.
o	Market risk, related to the change in preferences in the use of low-carbon products in the long term, which implies a risk for the Company of not being able to meet market demand and of not advancing effectively in the development of these products and cost impact due to carbon price change.
o	Reputational risk, associated with the impossibility of responding in a timely way to the expectations and demand of investors and other interest groups to establish ambitious objectives regarding climate change, which would affect the image of the Company.
o	Technological risk, associated with the negative effects on the profitability of the business if there is no preparation and capacity to adapt to new technologies because of the transition process.

Ecopetrol S.A. defined a modeling exercise that prioritized market and regulatory risk, for the upstream segment, using the following analysis routes: (i) quantification of the impact on revenues derived from a changing demand for hydrocarbons, (ii) quantification of the impact in costs due to changes in carbon prices, and (iii) quantification of the financial repercussions derived from higher abatement costs associated with limitations on the use of offsets. The model used the International Energy Agency WEO 2022 scenarios: (i) Net Zero Emissions (NZE), (ii) Announced Pledges Scenario (APS), and (iii) Stated Policies Scenario (STEPS). The portfolio’s resilience was evaluated by comparing the net present value of future cash flows from the IEA scenarios with the net present value of Ecopetrol’s base case. In both cases, the hypotheses associated with the analysis routes were applied. The foregoing will be subject to review and assessment to establish the potential impact on the financial and strategic planning of the Company.

The opportunities derive from the analysis of risks associated with the climate, the review of the energy transition scenarios, the implementation of the decarbonization plan and the alignment with the 2040 strategy. Opportunities have been identified related to the diversification of the traditional business, the incorporation into the portfolio of sustainable and low-emission businesses, the diversification in energy power and infrastructure markets, and the strengthening of energy efficiency and renewable energies.

To mitigate the materialization of physical and transition risks, there is a business risk associated with the management of Climate Change and Water, which included Biodiversity in the recent updates of the risk map process. The risk that incorporates mitigation measures related to the management of GHG emissions, adaptation to climate variability and change, projects, initiatives, and decarbonization technologies, and financing instruments (internal carbon price, allocation of resources), among others, in addition to key risk indicators associated with the occurrence of extreme weather events, reduction of greenhouse gas emissions and efficiency in the water management. This business risk is updated annually, to include new actions that make it possible to adequately manage the risks associated with the climate.

29.7Capital management

The main objective of Ecopetrol Business Group’s Capital Management is to ensure a financial structure that will optimize the Company’s cost of capital, maximize the returns to its shareholders and allow access to financial markets at a competitive cost to cover its financing needs.

The following is the leverage index over the periods reported:

	September 30,	December 31,
	2023	2022
	(Unaudited)
Loans and borrowings (Note 19)	109,728,676	115,134,839
Cash and cash equivalents (Note 6)	(12,070,744)	(15,401,058)
Other financial assets (Note 9)	(2,143,515)	(2,725,871)
Net financial debt	95,514,417	97,007,910
Equity	101,924,635	113,903,089
Leverage (1)	48.38%	45.99%

(1)Net financial debt / (Net financial debt + Equity)